General information (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended			0 Months Ended																12 Months Ended
	Mar. 21, 2014	Oct. 24, 2012	Mar. 31, 2014	Dec. 13, 2013 Seadrill Capricorn Ltd	Dec. 13, 2013 West Leo	Oct. 24, 2012 Seadrill Operating LP	Oct. 24, 2012 Seadrill Operating GP LLC	Oct. 24, 2012 Seadrill Capricorn Holdings LLC	Oct. 24, 2012 West Aquarius and West Vencedor	Oct. 24, 2012 West Capella	Oct. 24, 2012 West Capricorn	Oct. 18, 2013 Tender Rig T16	May 17, 2013 Tender Rig T15	Dec. 13, 2013 Stock Issued to Public West Sirius and West Leo	Mar. 21, 2014 Stock Issued to Parent	Dec. 13, 2013 Stock Issued to Parent West Sirius and West Leo	Oct. 24, 2012 Common Unitholders Stock Issued to Parent	Oct. 24, 2012 Subordinated Unitholders Stock Issued to Parent	Oct. 18, 2013 Seadrill Limited Tender Rig T16	Dec. 31, 2013 T-15, T-16, West Leo and West Sirius Acquisitions
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Number of common units sold under IPO (in shares)	11,960,000	10,062,500													1,633,987
Shares Issued, Price Per Share		$ 22.00
Proceeds from Issuance or Sale of Equity		$ 221.4
Proceeds from Sale of Common Units, Net		202.6
Issuance cost		18.8
Partners' Capital Account, Units, Sale of Units																	14,752,525	16,543,350
Percentage of ownership interest in limited liability company (LLC) (in hundredths)				51.00%	30.00%	30.00%	100.00%	51.00%	100.00%	56.00%	100.00%	100.00%	100.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares														12,880,000		3,394,916			3,310,622
Members' Interest, Ownership Percentage in Reporting Entity			53.20%
Transactions under common control, revenue																				83.5
Transactions under common control, net income																				24.4
Transactions under common control, net income attributable to parent																				10.6
Transactions under common control, net income attributable to non-controlling interest																				$ 13.8